NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      CONNECTICUT
     TRUST 277
              (CONNECTICUT TRADITIONAL TRUST 277)

            Estimated Current Return
            5.04% to 5.25%
            as of 11/14/95

            Estimated Long Term Return
            5.05% to 5.34%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds
                  Cusip:
                  67094E 790 Monthly Payment Option
                  67094E 808 Quarterly Payment Option
                  67094E 816 Semi-Annual Payment Option

                  Registered in Connecticut
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--CONNECTICUT TRADITIONAL TRUST 277
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 15, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  515,000    State of Connecticut, General Obligation Bonds (1995 Series        2005 at 101          AA-           Aa
                  B), 5.375% Due 10/1/14.
     515,000    Connecticut Development Authority, Water Facilities                2003 at 102          AAA           Aaa
                  Refunding Revenue Bonds (Stamford Water Company
                  Project-1993 Series), 5.30% Due 9/1/28. (AMBAC Insured.)
     500,000    State of Connecticut Health and Educational Facilities             2005 at 101          AAA           Aaa
                  Authority, Revenue Bonds, Kent School Issue, Series B,
                  5.40% Due 7/1/23. (MBIA Insured.)
     500,000    State of Connecticut Health and Educational Facilities             2004 at 102          AAA           Aaa
                  Authority, Revenue Bonds, New Britain General Hospital
                  Issue, Series B, 6.00% Due 7/1/24. (AMBAC Insured.)
     500,000    State of Connecticut Health and Educational Facilities             2004 at 102          AA-           A1
                  Authority, Revenue Bonds, Nursing Home Program Issue,
                  Series 1994 (Saint Joseph's Living Center Project), 4.75%
                  Due 11/1/14. (General Obligation Bonds.)
     500,000    Connecticut Municipal Electric Energy Cooperative, Power           2004 at 102          AAA           Aaa
                  Supply System Revenue Bonds, 1993 Series A, 5.00% Due
                  1/1/18. (MBIA Insured.)
     210,000    State of Connecticut, Special Tax Obligation Bonds,                2005 at 101          AAA           Aaa
                  Transportation Infrastructure Purposes, 1995 Series A,
                  5.60% Due 6/1/13. (FGIC Insured.)
     260,000    South Central Connecticut Regional Water Authority, Water          2003 at 102          AAA           Aaa
                  System Revenue Bonds, Eleventh Series, 5.75% Due 8/1/12.
                  (FGIC Insured.)
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    101.38          5.04%            5.08%            5.09%
500-999                 50,000-99,999   4.75          101.22          5.05             5.08             5.10
1,000-2,499           100,000-249,999   4.50          100.95          5.07             5.10             5.12
2,500-4,999           250,000-499,999   4.25          100.69          5.08             5.11             5.13
5,000-9,999           500,000-999,999   3.50           99.91          5.12             5.15             5.17
10,000-24,999     1,000,000- 2,499,999  3.00           99.39          5.15             5.18             5.20
25,000-49,999     2,500,000- 4,999,999  2.50           98.88          5.17             5.20             5.22
50,000 and over    5,000,000 and over   2.00           98.38          5.20             5.23             5.25

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $    101.38          5.05%            5.09%            5.11%
500-999                 50,000-99,999   4.75          101.22          5.06             5.10             5.12
1,000-2,499           100,000-249,999   4.50          100.95          5.09             5.13             5.15
2,500-4,999           250,000-499,999   4.25          100.69          5.10             5.14             5.16
5,000-9,999           500,000-999,999   3.50           99.91          5.16             5.20             5.22
10,000-24,999     1,000,000- 2,499,999  3.00           99.39          5.20             5.24             5.26
25,000-49,999     2,500,000- 4,999,999  2.50           98.88          5.24             5.28             5.30
50,000 and over    5,000,000 and over   2.00           98.38          5.28             5.32             5.34

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                          1995                                  1996                                 per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................       12/1            2/1            5/1            8/1           11/1
Distribution Date.....................      12/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .2272(1)                                                               $  5.1140
                                                             --------    $.4260 every month    --------
Quarterly Distribution Plan...........  $   .2272(1)   $   .8574(2)   $  1.2861      $  1.2861      $  1.2861      $  5.1460
Semi-Annual Distribution Plan.........  $   .2272(1)                  $  2.1510(3)                  $  2.5812      $  5.1650
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 2-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 5-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01420 per unit per day. Consequently, on the first Record Date (12/01/95), accrued interest will total $0.2272 per unit for the 16-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 12/01/95 is $.2272 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01420              Quarterly - $0.01429
                             Semi-Annual - $0.01434
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 23.8 years.
The first bond is scheduled to mature in August, 2012, with the last bond maturity being September, 2028.

-------------------------------------------------------

QUALITY OF PORTFOLIO AS RATED BY
STANDARD & POOR'S, A DIVISION OF THE MCGRAW HILL COMPANIES
OR MOODY'S INVESTORS SERVICE, INC.
-------------------------------------------------------

Rating                    Percent of Portfolio
Category                  Par Value
--------------------------------------------------------------------
AAA                           71%
AA                            29
                             ---
                             100%

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      GEORGIA
     INSURED
     TRUST 48

            Estimated Current Return
            First
            Year: 5.01% to 5.22%
            Subsequent
            Years: 5.02% to 5.22%
            as of 11/14/95

            Estimated Long Term Return
            5.06% to 5.34%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  67101M 736 Monthly Payment Option
                  67101M 744 Quarterly Payment Option
                  67101M 751 Semi-Annual Payment Option

                  Registered in Georgia
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, GEORGIA INSURED TRUST 48
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 15, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  530,000    Municipal Electric Authority of Georgia, Power Revenue             2004 at 102          AAA           Aaa
                  Bonds, Series CC, 4.75% Due 1/1/19. (Original issue
                  discount bonds delivered on or about December 29, 1993 at
                  a price of 91.50% of principal amount.)
     470,000    City of Atlanta, Georgia, Water and Sewerage Revenue Bonds,        2004 at 102          AAA           Aaa
                  Series 1993, 4.75% Due 1/1/23. (Original issue discount
                  bonds delivered on or about October 21, 1993 at a price of
                  92.426% of principal amount.)
     500,000    Chatham County School District (Georgia), General Obligation       2004 at 101          AAA           Aaa
                  Refunding School Bonds, Series 1995B, 5.50% Due 8/1/20.
                  (When issued.)
     355,000    Development Authority of DeKalb County (Georgia), Tax-Exempt       2005 at 101          AAA           Aaa
                  Revenue Bonds (Emory University Project), Series 1995A,
                  5.375% Due 11/1/25. (When issued.)
     500,000    DeKalb County, Georgia, Water and Sewerage Revenue Bonds,          2003 at 102          AAA           Aaa
                  Series 1993, 5.25% Due 10/1/23.
     145,000    Fulton County School District (Georgia), General Obligation        2004 at 102          AAA           Aaa
                  Bonds, Series 1993, 5.625% Due 1/1/21.
     500,000    The Fulton-DeKalb Hospital Authority (Georgia), Revenue            2003 at 102          AAA           Aaa
                  Refunding Certificates, Series 1993, 5.50% Due 1/1/20.
                  (Original issue discount bonds delivered on or about June
                  15, 1993 at a price of 94.499% of principal
                  amount.)(General Obligation Bonds.)
     500,000    Pickens County School District (Georgia), General Obligation       2006 at 102          AAA           Aaa
                  School Bonds, Series 1995, 5.65% Due 2/1/16. (When
                  issued.)
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                              Estimated Current Return (2)
          AMOUNT PURCHASED                         Public      -----------------------------------------------------------
-------------------------------------  Sales      Offering         Monthly           Quarterly            Semi-Annual
     Units              Dollars        Charge     Price (1)        Payment            Payment               Payment
----------------  -------------------  ------    -----------   ---------------    ---------------    ---------------------
50-499                 $5,000-$49,999   4.90 %   $     99.99     (5.01%)  5.02%     (5.04%)  5.05%     (5.06%)  5.07%
500-999                 50,000-99,999   4.75           99.83     (5.02)   5.03      (5.05)   5.06      (5.07)   5.08
1,000-2,499           100,000-249,999   4.50           99.57     (5.03)   5.04      (5.06)   5.07      (5.08)   5.09
2,500-4,999           250,000-499,999   4.25           99.31     (5.05)   5.05      (5.08)   5.08      (5.10)   5.10
5,000-9,999           500,000-999,999   3.50           98.54     (5.09)   5.09      (5.12)   5.12      (5.14)   5.14
10,000-24,999     1,000,000- 2,499,999  3.00           98.03     (5.11)   5.12      (5.14)   5.15      (5.16)   5.17
25,000-49,999     2,500,000- 4,999,999  2.50           97.53     (5.14)   5.14      (5.17)   5.18      (5.19)   5.20
50,000 and over    5,000,000 and over   2.00           97.03     (5.16)   5.17      (5.20)   5.20      (5.22)   5.22

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.99          5.06%            5.10%            5.12%
500-999                 50,000-99,999   4.75           99.83          5.07             5.11             5.13
1,000-2,499           100,000-249,999   4.50           99.57          5.09             5.13             5.15
2,500-4,999           250,000-499,999   4.25           99.31          5.11             5.15             5.17
5,000-9,999           500,000-999,999   3.50           98.54          5.17             5.21             5.23
10,000-24,999     1,000,000- 2,499,999  3.00           98.03          5.21             5.25             5.27
25,000-49,999     2,500,000- 4,999,999  2.50           97.53          5.24             5.28             5.30
50,000 and over    5,000,000 and over   2.00           97.03          5.28             5.32             5.34

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to the Date of Deposit. Figures in brackets represent the current return. The first year's estimated current returns are slightly lower than those for subsequent years because a portion of the monies received in the first year only will be treated as a return of principal due to the inclusion in the portfolio of "when issued" or other Bonds having delivery dates after the date of settlement for a purchase made on the Date of Deposit.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                          1995                                  1996                                 per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................       12/1            2/1            5/1            8/1           11/1
Distribution Date.....................      12/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .2228(1)                                                               $  5.0166
                                                             --------    $.4179 every month    --------
Quarterly Distribution Plan...........  $   .2228(1)   $   .8412(2)   $  1.2618      $  1.2618      $  1.2618      $  5.0486
Semi-Annual Distribution Plan.........  $   .2228(1)                  $  2.1105(3)                  $  2.5326      $  5.0676
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 2-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 5-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01393 per unit per day. Consequently, on the first Record Date (12/01/95), accrued interest will total $0.2228 per unit for the 16-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 12/01/95 is $.2228 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01393              Quarterly - $0.01402
                             Semi-Annual - $0.01407
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 25.1 years.
The first bond is scheduled to mature in February, 2016, with the last bond maturity being November, 2025.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

NUVEEN  Tax-Exempt Unit Trusts
     NUVEEN
      PENNSYLVANIA
     INSURED
     TRUST 205

            Estimated Current Return
            5.10% to 5.31%
            as of 11/14/95

            Estimated Long Term Return
            5.18% to 5.44%
             35,000 units in a
             diversified $3,500,000
             portfolio of tax-exempt
             bonds rated "AAA"
                  Cusip:
                  6706H8 373 Monthly Payment Option
                  6706H8 381 Quarterly Payment Option
                  6706H8 399 Semi-Annual Payment Option

                  Registered in Pennsylvania
                    John Nuveen & Co. Incorporated
                    Investment Bankers

Chicago:                      Atlanta
333 W. Wacker Dr.             Austin
Chicago, Illinois 60606       Boca Raton
Telephone: 312.917.7700       Boston
                              Columbus
New York:                     Dallas/Ft. Worth
Swiss Bank Tower              Irvine
10 East 50th Street           Philadelphia
New York, New York 10022      Phoenix
Telephone: 212.207.2000       San Francisco
                              Seattle
                              Tampa
                              Washington, D.C.

--------------------------------------------------------------------------------

NUVEEN TAX-EXEMPT UNIT TRUST--INSURED, PENNSYLVANIA INSURED TRUST 205
SCHEDULE OF INVESTMENTS
DATE OF DEPOSIT NOVEMBER 15, 1995
--------------------------------------------------------------------------------

                                                                                                             Ratings
                                                                                    Optional         -----------------------
  Aggregate            Name of Issuer and Title of Issue Represented               Redemption        Standard
  Principal               by Sponsor's Contracts to Purchase Bonds                 Provisions        & Poor's       Moody's
  --------------------------------------------------------------------------------------------------------------------------
  $  500,000    Pennsylvania Higher Educational Facilities Authority               2005 at 102          AAA           Aaa
                  (Commonwealth of Pennsylvania), Saint Joseph's University
                  Revenue Bonds, Series of 1995, 5.875% Due 7/15/25.
     500,000    Pennsylvania Intergovernmental Cooperation Authority,              2003 at 100          AAA           Aaa
                  Special Tax Revenue Bonds (City of Philadelphia Funding
                  Program), Series of 1993, 5.75% Due 6/15/15.
     225,000    Allegheny County Sanitary Authority, Allegheny County,             No Optional          AAA           Aaa
                  Pennsylvania, Sewer Revenue Bonds, Refunding Series of              Call
                  1993, 0.00% Due 12/1/16. (Original issue discount bonds
                  delivered on or about April 13, 1995 at a price of 24.169%
                  of principal amount.)
     500,000    Bradford Area School District, McKean County, Pennsylvania,        2005 at 100          AAA           Aaa
                  General Obligation Bonds, Series of 1995, 5.75% Due
                  10/1/15.
     500,000    Cambria County Industrial Development Authority                    2005 at 102          AAA           Aaa
                  (Pennsylvania), Pollution Control Revenue Refunding Bonds,
                  1995 Series A (Pennsylvania Electric Company Project),
                  5.80% Due 11/1/20. (When issued.)
     500,000    Lehigh County (Pennsylvania), General Purpose Authority,           2005 at 102          AAA           Aaa
                  Hospital Revenue Bonds (Lehigh Valley Hospital), Series B
                  of 1995, 5.625% Due 7/1/25. (When issued.)
     500,000    Lehigh County Industrial Development Authority, Pollution          2004 at 102          AAA           Aaa
                  Control Revenue Refunding Bonds, 1994 Series A
                  (Pennsylvania Power & Light Company Project), 5.50% Due
                  2/15/27.
     275,000    Pittsburgh (Pennsylvania), Water and Sewer Authority, Water        2005 at 100          AAA           Aaa
                  and Sewer System First Lien Revenue Bonds, Series A of
                  1995, 5.60% Due 9/1/22.
  ----------
  $3,500,000
  ----------
  ----------

--------------------------------------------------------------------------------
UNIT PRICE, ESTIMATED CURRENT RETURN AND ESTIMATED LONG TERM RETURN DEPEND ON
AMOUNT PURCHASED AND PAYMENT OPTION    The sales charges/volume discounts below
apply on all concurrent purchases of any Nuveen trust units, unless any such purchases are made by a class of investors for which a separate sales charge is applicable as described more fully in the Prospectus. Estimated Current Return equals net income divided by offering price. Estimated Long Term Return represents an average of the yields to maturity (or call) of the Bonds in the Trust adjusted to reflect a compounding factor, expenses and sales charges.
--------------------------------------------------------------------------------

                                                                          Estimated Current Return (2)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.83          5.10%            5.14%            5.16%
500-999                 50,000-99,999   4.75           99.67          5.11             5.15             5.16
1,000-2,499           100,000-249,999   4.50           99.41          5.13             5.16             5.18
2,500-4,999           250,000-499,999   4.25           99.15          5.14             5.17             5.19
5,000-9,999           500,000-999,999   3.50           98.38          5.18             5.21             5.23
10,000-24,999     1,000,000- 2,499,999  3.00           97.88          5.21             5.24             5.26
25,000-49,999     2,500,000- 4,999,999  2.50           97.37          5.23             5.27             5.29
50,000 and over    5,000,000 and over   2.00           96.88          5.26             5.29             5.31

--------------------------------------------------------------------------------

                                                                         Estimated Long Term Return (3)
                                                              -----------------------------------------------------
          AMOUNT PURCHASED                         Public
-------------------------------------  Sales      Offering          Monthly         Quarterly       Semi-Annual
     Units              Dollars        Charge     Price (1)         Payment          Payment          Payment
----------------  -------------------  ------    -----------     -------------    -------------    -------------
50-499                 $5,000-$49,999   4.90 %   $     99.83          5.18%            5.21%            5.23%
500-999                 50,000-99,999   4.75           99.67          5.18             5.21             5.23
1,000-2,499           100,000-249,999   4.50           99.41          5.21             5.24             5.26
2,500-4,999           250,000-499,999   4.25           99.15          5.22             5.25             5.27
5,000-9,999           500,000-999,999   3.50           98.38          5.28             5.31             5.33
10,000-24,999     1,000,000- 2,499,999  3.00           97.88          5.32             5.35             5.37
25,000-49,999     2,500,000- 4,999,999  2.50           97.37          5.36             5.39             5.41
50,000 and over    5,000,000 and over   2.00           96.88          5.39             5.42             5.44

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(1) As of the business day prior to the Date of Deposit. Units are offered at the Public Offering Price plus accrued interest.
(2) All figures as of the business day prior to Date of Deposit. The estimated current return for purchases made on such date will be as shown, as long as the portfolio size and composition remain the same.
(3) In contrast to Estimated Current Return, Estimated Long Term Return reflects the amortization of premium or accretion of discount, if any, on the bonds in the Trust's portfolio.

--------------------------------------------------------------------------------

INTEREST DISTRIBUTIONS TO UNITHOLDERS   Unitholders may elect to have interest
distributions made on a monthly, quarterly, or semi-annual basis. Record Dates are May 1 and November 1 for semi-annual distributions; February 1, May 1, August 1 and November 1 for quarterly distributions; and the first of each month for monthly distributions. Details of interest distributions per unit under the various plans appear in the following table based upon estimated net annual interest income at the Date of Deposit:
--------------------------------------------------------------------------------

                                                                                                                       Normal
                                                                                                                   Distributions
                                          1995                                  1996                                 per Year +
-------------------------------------------------------------------------------------------------------------      --------------
Record Date*..........................       12/1            2/1            5/1            8/1           11/1
Distribution Date.....................      12/15           2/15           5/15           8/15          11/15
---------------------------------------------------------------------------------------------------------------------------------
Monthly Distribution Plan.............  $   .2264(1)                                                               $  5.0963
                                                             --------    $.4245 every month    --------
Quarterly Distribution Plan...........  $   .2264(1)   $   .8544(2)   $  1.2816      $  1.2816      $  1.2816      $  5.1283
Semi-Annual Distribution Plan.........  $   .2264(1)                  $  2.1435(3)                  $  2.5722      $  5.1473
---------------------------------------------------------------------------------------------------------------------------------

  * Record Dates for semi-annual distributions are May 1 and November 1; for quarterly distributions, they are February 1, May 1, August 1 and November
    1. Record Dates for monthly distributions are the first day of each month. Distribution Dates under each distribution plan are the fifteenth day of the month in which the respective Record Date occurred.
(1) The first distribution will be paid to all Unitholders, regardless of the distribution plan selected. Such distribution may be more or less than a regular monthly distribution.
(2) The second distribution under the quarterly distribution plan represents a 2-month distribution; subsequent quarterly distributions will be regular 3-month distributions.
(3) The second distribution under the semi-annual distribution plan represents a 5-month distribution; subsequent semi-annual distributions will be regular 6-month distributions.
+ Interest for Unitholders of this series began to accrue as of the Date of Deposit. Units purchased on the Date of Deposit will have $.07 of accrued interest that will be added to the Public Offering Price on the Settlement Date. After provision for expenses of the Fund, the daily rate of accrual from the Date of Deposit to the first Record Date is $.01415 per unit per day. Consequently, on the first Record Date (12/01/95), accrued interest will total $0.2264 per unit for the 16-day period. All interest accrued from the Date of Deposit to the first Record Date, less expenses, will be distributed on the first Distribution Date to Unitholders of Record as of the first Record Date. The first payment to all Unitholders of Record on 12/01/95 is $.2264 per unit. After the first Record Date daily rates of accrual are:
              Monthly - $0.01415              Quarterly - $0.01424
                             Semi-Annual - $0.01429
This daily rate of accrual, and the annual distributions shown above, will remain the same as long as the portfolio size and composition remain the same.

--------------------------------------------------------------------------------

-------------------------------------------------------

AVERAGE PORTFOLIO LIFE   The average maturity of portfolio bonds is 25.6 years.
The first bond is scheduled to mature in June, 2015, with the last bond maturity being February, 2027.

-------------------------------------------------------

BONDS INSURED BY MBIA   Each bond in this Nuveen Insured series has been
insured* by the MBIA Insurance Corporation, which guarantees timely payments of principal and interest. Premium payments have been fully paid by the Date of Deposit.

-------------------------------------------------------

CALL PROTECTION   Bonds are first subject to optional redemption by the issuers in the years and at the prices shown under the Optional Redemption Provisions column in the Schedule of Investments. Unless otherwise stated, in subsequent years, bonds are redeemable at declining prices, but not usually below par value. Some issues or some portions of issues may also be subject to sinking fund redemption or extraordinary redemption without premium prior to the dates shown.

-------------------------------------------------------

NO CHARGE FOR REDEMPTION   The Trustee, The Chase Manhattan Bank, N.A., will
redeem units at net asset value. In addition, John Nuveen & Co. Incorporated intends to maintain a secondary market for this Nuveen Tax-Exempt Unit Trust. Inasmuch as all securities investments are subject to market price fluctuation, net asset value at the time of redemption could be more or less than the initial investment.

-------------------------------------------------------

REINVESTMENT OPTIONS   Specify automatic reinvestment of trust income, with no
sales charge, to earn compounded dividends with Nuveen mutual funds.

-------------------------------------------------------

UNITS OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

-------------------------------------------------------

* Insurance relates specifically to the bonds and not to the units or to the market value of units. Terms of the insurance are more fully described in the prospectus. No representation is made as to the insurer's ability to meet its commitments.

-------------------------------------------------------

FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES, RISKS AND EXPENSES, ON THIS NUVEEN TAX-EXEMPT UNIT TRUST AND ANY OTHER NUVEEN FUND, CALL YOUR BROKER . . . OR NUVEEN AT

                                 1-800-257-8787

READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.